Other Operating Expenses	6 Months Ended
Jun. 30, 2018
Disclosure of other operating expenses [Abstract]
Other Operating Expenses
Other operating expenses

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

Care and maintenance costs	47	28	62
Pension and medical defined benefit provisions	5	4	9
Government fiscal claims and care and maintenance of old tailings operations	5	7	14
Other expenses	—	1	3
	57	40	88